Goodwill and Other Intangible Assets (Schedule of Estimated Amortization Expense Relating to Intangible Assets) (Details) $ in Thousands	Sep. 30, 2015 USD ($)
Goodwill and Other Intangible Assets [Abstract]
Remainning 3 months of 2015	$ 15,767
2016	62,986
2017	62,420
2018	61,136
2019	48,624
Thereafter	49,119
Total	$ 300,052